Leases - Supplemental Balance Sheet Information (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Finance lease right-of-use assets, net:
Property and equipment, gross	$ 376,159
Accumulated depreciation	(57,955)
Property and equipment, net	318,204
Operating lease right-of-use assets	687,555
Total lease assets	1,005,759
Finance lease liabilities:
Current portion of debt	33,561
Long-term debt	196,697
Total finance lease liabilities	230,258
Operating lease liabilities:
Current portion of operating lease liabilities	96,976
Long-term operating lease liabilities	601,641
Total operating lease liabilities	698,617
Total lease liabilities	$ 928,875